Document and Entity Information Document	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	MOMENTIVE SPECIALTY CHEMICALS INC.
Entity Central Index Key	0000013239
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false